Shareholder Report, Holdings (Details) - C000081371	Mar. 31, 2026
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.00%
AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)